SEGMENT REPORTING	12 Months Ended
Dec. 31, 2019
SEGMENT REPORTING
SEGMENT REPORTING

27.   SEGMENT REPORTING

For the years ended December 31, 2017, 2018 and 2019, the Group had two operating segments, including network and hospital. The operating segments also represented the reporting segments. The Group’s CODM assess the performance of the operating segments based on the measures of revenues costs and gross profit (loss) by the network and hospital segment. Other than the information provided below, the CODM do not use any other measures by segments.

Summarized information by segments for the years ended December 31, 2017, 2018 and 2019 is as follows:

	For the year ended December 31, 2019
	Network	Hospital	Total
	RMB	RMB	RMB	US$
Revenues from external customers	121,537	76,826	198,363	28,493
Cost of sales	(77,131)	(137,062)	(214,193)	(30,767)
Gross profit (loss)	44,406	(60,236)	(15,830)	(2,274)

	For the year ended December 31, 2018
	Network	Hospital	Total
	RMB	RMB	RMB
Revenues from external customers	138,070	52,828	190,898
Cost of sales	(79,266)	(91,870)	(171,136)
Gross profit (loss)	58,804	(39,042)	19,762

	For the year ended December 31, 2017
	Network	Hospital	Total
	RMB	RMB	RMB
Revenues from external customers	299,321	31,656	330,977
Cost of sales	(166,407)	(66,572)	(232,979)
Gross profit (loss)	132,914	(34,916)	97,998

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
Segment assets
Network	2,103,569	1,030,782	148,063
Hospital	2,481,825	3,266,663	469,227
Total segment assets	4,585,394	4,297,445	617,290

Major Customers

Changhai Hospital represented 12.5% of total net revenue for the year ended December 31, 2017. No single customer represented 10% or more of total net revenue for the years ended December 31, 2018 and 2019.

Geographic Information

Net revenue by country is based upon the sales location that predominately represents the customer location.

	For the Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$

Revenues from PRC	302,304	149,548	164,167	23,581
Revenues from Singapore	28,673	41,350	34,196	4,912
Total revenues	330,977	190,898	198,363	28,493

Total long-lived assets excluding financial instruments, intangible assets, long-term investment and goodwill by country were as follows:

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
PRC	2,036,133	2,890,858	415,245
Singapore	281,495	280,970	40,359
Total long-lived assets	2,317,628	3,171,828	455,604